Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000246700
Shareholder Report [Line Items]
Fund Name	CastleArk Large Growth ETF
Class Name	CastleArk Large Growth ETF
Trading Symbol	CARK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CastleArk Large Growth ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.castleark-etfs.com/. You can also request this information by contacting us at 1-866-777-0504.
Additional Information Phone Number	1-866-777-0504
Additional Information Website	https://www.castleark-etfs.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleArk Large Growth ETF	$26	0.54%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.54%
AssetsNet	$ 319,355,848
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 885,782
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$319,355,848	24	$885,782	40%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Industrials	2.1%
Consumer Staples	4.0%
Consumer Discretionary	9.5%
Financials	9.9%
Health Care	11.3%
Communication Services	17.5%
Information Technology	41.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	11.2%
Microsoft	9.2%
Amazon.com	7.6%
Netflix	6.2%
Meta Platforms, Cl A	5.7%
Apple	5.5%
Visa, Cl A	5.0%
Mastercard, Cl A	5.0%
Eli Lilly	4.9%
Arista Networks	4.6%

Updated Prospectus Phone Number	1-866-777-0504
Updated Prospectus Web Address	https://www.castleark-etfs.com/